SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

Presentation and Principles of Consolidation

The accompanying consolidated financial statements and related notes have been prepared in accordance with generally accepted accounting principles in the United Stated of America. All inter-company transactions and balances have been eliminated upon consolidation.

Entity Name	Registered Location	Background	Ownership as of the issuance date of the report
ZK International	BVI	• Incorporated on May 13, 2015 • Registered capital of USD 50,000, not paid • A holding company with no operation activities itself for the years then ended	43.05% by HUANG Jian Cong 10.89% by WANG Ming Jie 10.89% by WANG Guo Lin 1.09% by WANG Jian Di

ZK Pipe	Hong Kong	• Incorporated on May 28, 2015 • Registered capital of HKD 1,000,000, not paid • Have not commenced operations	100% by ZK International

Wenzhou Weijia	Wenzhou	• Incorporated on June 17, 2015 • Registered capital of USD 20,000,000, not paid • Have not commenced operations	100% by ZK Pipe

Zhejiang Zhengkang	Wenzhou	• Incorporated on December 4, 2001 • Registered capital of RMB100,000,000, RMB30,000,000 paid • Principally operated in manufacturing and sales of steel strip, steel pipe and fittings	99% by Wenzhou Weijia 1% by HUANG Jian Cong

Wenzhou Zhengfeng	Wenzhou	• Incorporated on December 24, 1999 • Registered capital of RMB 2,880,000, fully paid • Principally operated in trading of steel strip, mainly purchased from Zhejiang Zhengkang	100% by Zhejiang Zhengkang

Zhenglong Ecommerce	Wenzhou	• Incorporated on March 15, 2018 • Registered capital of RMB5,000,000, RMB paid, not paid. • Principally operated in online sales and promoting of steel strip, steel pipe and fittings	90% of Zhejiang Zhengkang

ZK Uganda	Uganda	• Incorporated on March 23, 2018 • Registered capital of 20 Million Uganda Shillings, not paid. • Have not commenced operations	80% by ZK International

XSigma	BVI	• Incorporated on January 18, 2018 • Registered capital of USD 50,000, not paid • Have not commenced operations	100% by ZK International

Use of Estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles in the United States of America (US GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Such estimates include, but are not limited to, allowances of accounts receivable, inventory valuation, useful life of property, plant and equipment and income taxes related to realization of deferred tax assets and uncertain tax position. Actual results could differ from those estimates.

Foreign Currency Translation

The financial records of the Company’s PRC subsidiaries are maintained in their local currencies which are RMB and ZK Pipe in Hong Kong also use RMB as functional currency. Monetary assets and liabilities denominated in currencies other than their local currencies are translated into local currencies at the rates of exchange in effect at the balance sheet dates. Transactions denominated in currencies other than their local currencies during the year are converted into local currencies at the applicable rates of exchange prevailing when the transactions occur. Transaction gains and losses are recorded in other income/ (expense), net in the statements of operations and comprehensive income.

ZK International maintained its financial record using the United States dollar (“US dollar”) as the functional currency, while the subsidiaries of the Company in Hong Kong and mainland China maintained their financial records using RMB as the functional currencies. The reporting currency of the Company is US dollar. When translating local financial reports of the Company’s subsidiaries into US dollar, assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenue, expenses, gains and losses are translated at the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the statements of operations and comprehensive income.

The relevant exchange rates are listed below:

	For the Fiscal Years Ended September 30
	2018	2017	2016

Period Ended RMB: USD exchange rate	6.8680	6.6545		6.6711
Period Average RMB: USD exchange rate	6.5368	6.8126		6.5333

Cash and Cash Equivalents

Cash and cash equivalents primarily consist of cash and deposits with financial institutions which are unrestricted as to withdrawal and use. Cash equivalents consist of highly liquid investments that are readily convertible to cash generally with original maturities of three months or less when purchased.

Restricted Cash

Cash that is restricted as to withdrawal or usage is reported as restricted cash in the consolidated balance sheets and is not included in the beginning or ending balance of cash and cash equivalents in the consolidated statements of cash flows.

Restricted cash of $0 and $529,837 as of September 30, 2018 and 2017, respectively, consisted of cash and cash equivalents used as collateral to secure note payable and used as guarantee deposit to secure bank acceptance, and held as compensating balances against bank borrowing. A note payable is a draft issued by a bank for payments in future, which defers the payment until the due date for redeeming the note. According to the notes payable agreement with the bank, certain percentage of the amount is required to be deposited at the bank as security for the notes payable. Guarantee deposit is the deposit in bank to secure the bank acceptance issued by the bank. As of September 30, 2018 and 2017, no cash is restricted to assure future credit availability.

Short-term Investment

The Company’s short-term Investment consists of short-term held-to-maturity investments, mainly time deposits, in commercial banks with original maturities of more than 90 day but less than one year. As of
September 30,
2018, the Company has short-term investment of $850,829, while it has no short-term investment as of
September 30,
2017.

Long-term Deposit

Long-term deposit consists of cash deposit of RMB 29,050,449 Zhejiang Zhengkang pledged to two entities, which the Company is seeking to acquire
 51%
 of ownership of each ("Target Company”). The deposits are used as acquisition deposits required by the two Target Companies in order to execute their respective acquisition memorandum which details the acquisition and valuation methods but is not legally binding. As of September 30, 2018
the total deposits pledged were
$4,229,827, with $3,348,930 to one
Target Company
and $880,897
to the other. In the case that any acquisition is approved by both parties, the deposits will be used as initial payments and offset the total cash considerations of the deal. If any of the acquisition failed to be approved, the Target Companies are obligated to return the deposit to Zhejiang Zhengkang. As of September 30, 2018, no acquisitions were either approved or disapproved as the two acquisitions are still in the process of undergoing legal and financial due diligence.

Accounts Receivable, net

Accounts receivable arise from the product sales in the normal course of business. The Company usually determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. Based on management of customers’ credit and ongoing relationship, management makes conclusions whether any balances outstanding at the end of the period will be deemed uncollectible on an individual basis and on aging analysis basis. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of income and comprehensive income. Uncollectible receivable are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

The allowance for doubtful accounts recognized as of September 30, 2018 and 2017 was $1,997,310 and $1,817,050, respectively.

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is principally determined using the weighted-average method. The Company records adjustments to inventory for excess quantities, obsolescence or impairment when the appropriate to reflect inventory at net realizable value. These adjustments are based upon a combination of factors including current sales volume, market conditions, lower of cost or market analysis and expected realizable value of the inventory.

There were no write-downs recognized of inventories as of September 30, 2018 and 2017.

Advance to Suppliers and Advance from Customers

Advance to suppliers refer to advances for purchase of materials or other service agreements, which are applied against trade accounts payable when the materials or services are received. Advance from customers refer to advances received from customers regarding product sales, which are applied against trade accounts receivable when products are sold.

The Company reviews a supplier's credit history and background information before advancing a payment. If the financial condition of its suppliers were to deteriorate, resulting in an impairment of their ability to deliver goods or provide services, the Company would write off such amount in the period when it is considered impaired . There was no such expense recognized during the years ended September 30, 2018 and 2017.

Fair Value of Financial Instruments

For the Company’s financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, accounts payable, short-term investment, notes receivable, bank loans, and income tax payable  and other receivables, the carrying amounts approximate their fair values due to their short maturities.

ASC Topic 820, Fair Value Measurements and Disclosures, requires disclosure of the fair value of financial instruments held by the Company. ASC Topic 825, Financial Instruments, defines fair value, and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for receivables and current liabilities that qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

•	Level 1 inputs to the valuation methodology are quoted prices for identical assets or liabilities in active markets.

•
Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets in inactive markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 inputs to the valuation methodology use one or more unobservable inputs which are significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC Topic 480, Distinguishing Liabilities from Equity, and ASC Topic 815, Derivatives and Hedging. As of September 30, 2018 and 2017, the Company did not identify any assets and liabilities required to be presented on the balance sheet at fair value other than cash and cash equivalents.

Property and Equipment, net

Property, plant, and equipment are recorded at cost less accumulated depreciation. Depreciation commences upon placing the asset in usage and is recognized on a straight-line basis over the estimated useful lives of the assets, as follows:

Useful lives
Buildings	40 years
Machinery	10 years
Furniture, fixtures, and equipment	10 years
Motor vehicles	10 years

Upon retirement or disposition, the asset cost and related accumulated depreciation are removed with any gain or loss recognized in the consolidated statements of operations and comprehensive income. Repair and maintenance costs that do not extend the economic life of the underlying assets are expensed as incurred.

Costs incurred in constructing new facilities, including progress payments and other costs related to construction, are capitalized, and transferred to property, plant and equipment on completion, at which time depreciation commences.

Intangible Assets

Intangible assets consist primarily of land use rights and software. Under the PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use parcels of land for specified periods of time. These land use rights are sometimes referred to informally as “ownership.” Land use rights are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method with the following estimated useful lives:

Useful lives
Land use rights	46 years
Software	5 years

Impairment of Long-lived Assets

The Company management review the carrying values of long-lived assets whenever events and circumstances, such as a significant decline in the asset’s market value, obsolescence or physical damage affecting the asset, significant adverse changes in the assets use, deterioration in the expected level of the assets performance, cash flows for maintaining the asset are higher than forecast, indicate that the net book value of an asset may not be recovered through expected future cash flows from its use and eventual disposition. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value.

There was no impairment charge recognized for long-lived assets as of September 30, 2018, 2017 and 2016.

Value-added Tax

Value-added taxes (“VAT”) collected from customers relating to product sales and remitted to governmental authorities are presented on a net basis. VAT collected from customers is excluded from revenue. The Company is subject to a VAT rate of 17% before May 01, 2018 and a new VAT rate of 16% effective on May 01, 2018.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 605, Revenue Recognition, regarding revenue recognition which specifies that revenue is realized or realizable and earned. Sales revenue is recognized when:

1)	Persuasive evidence of an arrangement exists;
2)	Delivery has occurred or services have been rendered (the risks, rewards and ownership of the products are transferred to customers); and
3)	The seller’s price to the buyer is fixed or determinable; and
4)	Collectability is reasonably assured.

Government Grant

Government grants are recognized when received and all the conditions for their receipt have been met.

Government grants as the compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related cost are recognized in profit or loss in the period in which they become receivable. During the period ended as of September 30, 2018, 2017 and 2016
, $59,238
, $87,250 and
$138,219, respectively,
government grants were recognized as other income for financial support to the Company under local government’s innovation incentive programs
.

Research and Development Costs

Research and development costs are expensed as incurred. Research and development reimbursements and grants received from government are recorded by the Company as a reduction of research and development costs.

Income Taxes

The Company accounts for income taxes using the asset and liability method whereby it calculates deferred tax assets or liabilities for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted tax rates applicable to the years in which those temporary differences are expected to be reversed or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as non-current amounts.

We record uncertain tax positions in accordance with ASC 740 on the basis of a two-step process whereby (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. There were no tax benefits recorded as of September 30, 2018 and 2017.

Advertising costs

Advertising costs are expensed as incurred in accordance with ASC 720-35 Other Expense-Advertising costs. Advertising costs were $265,538, $69,535 and $21,715 for years
ended September 30,
2018, 2017 and 2016, respectively
.

Earnings Per Share

Earnings (loss) per share is calculated in accordance with ASC 260 Earnings per Share. Basic earnings (loss) per share is computed by dividing the net income (loss) attributable to shareholders of the Company by the weighted average number of common shares outstanding during the year. Diluted earnings per share is computed in accordance with the treasury stock method and based on the weighted average number of common shares and dilutive common share equivalents. Dilutive common share equivalents are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive.

Concentration of Risks

Exchange Rate Risks

The Company operates in China, which may give rise to significant foreign currency risks mainly from fluctuations and the degree of volatility of foreign exchange rates between the USD and the RMB. As at September 30, 2018, cash and cash equivalents of $7,557,901 (RMB 51,907,665) is denominated in RMB and $124,688 denominated in USD (a minor portion of which is denominated in HK Dollar and Euro) are held in PRC (September 30, 2017 - $7,107,387 (RMB 47,296,107) denominated in RMB).

Currency Convertibility Risks

Substantially all of the Company’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers’ invoices, shipping documents and signed contracts.

Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentration of credit risks consist primarily of cash and cash equivalents, restricted cash, short-term investment, notes receivable, accounts receivable and other receivables, the balances of which are stated on the consolidated balance sheets which represent the Company’s maximum exposure. The Company places its cash and cash equivalents, restricted cash, and short-term investment in good credit quality financial institutions in Hong Kong and China. Concentration of credit risks with respect to accounts receivables is linked to the concentration of revenue. To manage credit risk, the Company performs ongoing credit evaluations of customers’ financial condition.

Interest Rate Risks

The Company is subject to interest rate risk. The Company has bank interest bearing loans charged at variable interest rates. And although some bank interest bearing loans are charged at fixed interest rates within the reporting period, the Company is still subject to the risk of adverse changes in the interest rates charged by the banks when these loans are refinanced.

Subsequent Events

The Company’s management reviewed all material events through the date of the consolidated financial statements were issued for subsequent event disclosure consideration.

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (Topic 606) (ASU 2014-09), which supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, including most industry-specific revenue recognition guidance throughout the Industry Topics of the Codification. The core principle of ASU 2014-09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services.

In August 2015, the FASB issued ASU 2015-14. Under ASU No. 2015-14, public entities (1) must apply ASU No. 2014-09 to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period.(2) Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. For example, a calendar year-end company may adopt ASU No. 2014-09 for annual and interim periods beginning on January 1, 2017 or 2018. All other entities, including EGCs that have appropriately elected to defer compliance with new or revised financial accounting standards until a company that is not an issuer (as defined under section 2(a) of the Sarbanes-Oxley Act of 2002) is required to apply such standards, must apply ASU No. 2014-09 to annual reporting periods beginning after December 15, 2018, and interim reporting periods within annual reporting periods beginning after December 15, 2019.

The Company, as an EGC, has not adopted ASC 606 as of September 30, 2018. The Company has conducted high-level evaluation on the impact of this new standard and believes the Company’s current revenue recognition policies are generally consistent with the new revenue recognition standards set forth in ASU 2014-09.

In July 2015, the FASB issued ASU 2015-11, “Simplifying the Measurement of Inventory”, which requires entities to measure most inventories at the lower of cost and net realizable value, thereby simplifying the current guidance under which an entity must measure inventory at the lower of cost or market. The update is effective for fiscal years beginning after December 15, 2016, and interim periods therein. Early application is permitted. Management evaluates the impact of this new standard and believes there is no impact on the Company’s consolidated financial statements.

In November 2015, the FASB issued Accounting Standards Update 2015-17, "Balance Sheet Classification of Deferred Taxes," which is intended to simplify the balance sheet presentation of deferred income taxes. Current accounting principles require an entity to separate deferred income tax liabilities and assets into current and noncurrent amounts in its balance sheet. The amendments require that deferred tax liabilities and assets be classified as noncurrent in its balance sheet. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Companies may apply the new provisions either retrospectively or on a prospective basis, and early adoption is permitted. We have adopted the provisions using retrospective method for transition.

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to improve the recognition and measurement of financial instruments. The new guidance makes targeted improvements to existing U.S. GAAP by: (1) Requiring equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. Requiring public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes; (2) Requiring separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements; (3) Eliminating the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; and. (4) Requiring a reporting organization to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (also referred to as “own credit”) when the organization has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company evaluates the impact of this new standard and believes there is no material impact on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02,"Leases" to provide a new comprehensive model for lease accounting. Under this guidance, lessees and lessors should apply a "right-of-use" model in accounting for all leases (including subleases) and eliminate the concept of operating leases and off-balance sheet leases. This guidance is effective for annual periods and interim periods within those annual periods beginning after December 15, 2018. Early adoption is permitted. There is no impact on the Company but there could be if the Company enters into leases in the future.

In April 2016, FASB issued ASU No. 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing. The amendments clarify the following two aspects of Topic 606: (a) identifying performance obligations; and (b) the licensing implementation guidance. The amendments do not change the core principle of the guidance in Topic 606. The effective date and transition requirements for the amendments are the same as the effective date and transition requirements in Topic 606. Public entities should apply the amendments for annual reporting periods beginning after December 15, 2017, including interim reporting periods therein (i.e., January 1, 2018, for a calendar year entity). Early application for public entities is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Company, as an EGC, has not adopted ASC 606 as of September 30, 2018. The Company has conducted high-level evaluation on the impact of this new standard and believes the Company’s current revenue recognition policies are generally consistent with the new revenue recognition standards set forth in this ASU.

In May 2016, FASB issued ASU No. 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedient. The standard (1) allows an entity to recognize revenue in the amount of consideration received when the entity has transferred control of the goods or services, the entity has stopped transferring goods or services (if applicable) and has no obligation under the contract to transfer additional goods or services, and the consideration received from the customer is nonrefundable; (2) Permits an entity, as an accounting policy election, to exclude amounts collected from customers for all sales (and other similar) taxes from the transaction price. (3) Specifies that the measurement date for noncash consideration is contract inception and clarifies that the variable consideration guidance applies only to variability resulting from reasons other than the form of the consideration (4) clarifies that a completed contract for the purposes of transition is a contract for which all (or substantially all) of the revenue was recognized under legacy U.S. generally accepted accounting principles before the date of initial application. (5)Permits an entity to apply the modified retrospective transition method either to all contracts or only to contracts that are not completed contracts; (6)Clarifies that an entity that retrospectively applies the guidance in the standard to each prior reporting period is not required to disclose the effect of the accounting change for the periods of adoption. But an entity still is required to disclose the effect of the changes on any prior periods retrospectively adjusted. Public business entities, certain not-for-profit entities and certain employee benefit plans should apply the guidance in ASU 2014-09 to annual reporting periods beginning after December 15, 2017. All other entities should apply the guidance in ASU 2014-09 to annual reporting periods beginning after December 15, 2018. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Company, as an EGC, has not adopted ASC 606 as of September 30, 2018. The Company has conducted high-level evaluation on the impact of this new standard and believes the Company’s current revenue recognition policies are generally consistent with the new revenue recognition standards set forth in this ASU.

In August 2016, the FASB issued ASU No. 2016 15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, to provide guidance on the presentation and classification of certain cash receipts and cash payments on the statement of cash flows. The guidance specifically addresses cash flow issues with the objective of reducing the diversity in practice. The guidance will be effective for the Company in fiscal year 2018, but early adoption is permitted. The Company evaluates the impact of this new standard and believes there is no impact on its consolidated financial statements.

In October 2016, the FASB issued ASU No. 2016-17, Consolidation (Topic 810): Interest Held through Related Parties That Are under Common Control, to provide guidance on the evaluation of whether a reporting entity is the primary beneficiary of a VIE by amending how a reporting entity, that is a single decision maker of a VIE, treats indirect interests in that entity held through related parties that are under common control. The amendments are effective for public business entities for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2016, and interim periods within fiscal years beginning after December 15, 2017. Early adoption is permitted, including adoption in an interim period. The Company evaluates the impact of this new standard and believes there is no impact on its consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, "Statement of Cash Flows: Restricted Cash". The amendments address diversity in practice that exists in the classification and presentation of changes in restricted cash on the statement of cash flows. The amendment is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company evaluates the impact of this new standard and believes there is no material impact on its consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-01, "Business Combinations (Topic 805): Clarifying the Definition of a Business". The amendments in this ASU clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. These amendments take effect for public businesses for fiscal years beginning after December 15, 2017 and interim periods within those periods, and all other entities should apply these amendments for fiscal years beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. The Company does not expect this update will have a material impact on the Company's consolidated financial position, results of operations and cash flows.

In February 2017, the FASB issued ASU No. 2017-05 (“ASU 2017-05”) to provide guidance for recognizing gains and losses from the transfer of nonfinancial assets and in-substance nonfinancial assets in contracts with non-customers, unless other specific guidance applies. The standard requires a company to derecognize nonfinancial assets once it transfers control of a distinct nonfinancial asset or distinct in substance nonfinancial asset. Additionally, when a company transfers its controlling interest in a nonfinancial asset, but retains a noncontrolling ownership interest, the company is required to measure any noncontrolling interest it receives or retains at fair value. The guidance requires companies to recognize a full gain or loss on the transaction. ASU 2017-05 is effective for annual periods beginning after December 15, 2017, including interim periods within that reporting period. The effective date of this guidance coincides with revenue recognition guidance. The Company does not expect this update will have a material impact on the Company's consolidated financial position, results of operations and cash flows.

In May 2017, the Financial Accounting Standards Board (the “FASB”) issued ASU No. 2017-09 (“ASU 2017-09”) to provide guidance to clarify when to account for a change to the terms or conditions of a share-based payment award as a modification. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award (as equity or liability) changes as a result of the changes in terms or conditions. ASU 2017-09 is effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted and application is prospective. The Company does not expect this update will have a material impact on the Company's consolidated financial position, results of operations and cash flows.

In September 2017, the FASB has issued ASU No. 2017-13, “Revenue Recognition (Topic 605), Revenue from Contracts with Customers (Topic 606), Leases (Topic 840), and Leases (Topic 842): Amendments to SEC Paragraphs Pursuant to the Staff Announcement at the July 20, 2017 EITF Meeting and Rescission of Prior SEC Staff Announcements and Observer Comments.” The amendments in ASU No. 2017-13 amends the early adoption date option for certain companies related to the adoption of ASU No. 2014-09 and ASU No. 2016-02. Entities may still adopt using the public company adoption guidance in the related ASUs, as amended. The effective date is the same as the effective date and transition requirements for the amendments for ASU 2014-09 and ASU 2016-02. The Company evaluates the impact of this new standard and believes there is no impact on its consolidated financial statements.

Other accounting standards that have been issued by the FASB or other standards-setting bodies are not expected to have a material effect on the Company's financial position, result of operations or cash flows.